Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2014 Bank Of Beijing Bank of Beijing loan for Changping facility CNY	Dec. 31, 2013 Sinovac Beijing USD ($)	Dec. 31, 2013 Sinovac Beijing CNY	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Dec. 31, 2013 Sinovac Beijing China Construction Bank China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2013 Sinovac Beijing China Construction Bank China Construction Bank Loan for Changping facility CNY	Dec. 31, 2012 Tangshan Yian USD ($)	Dec. 31, 2014 Construction in progress USD ($)	Dec. 31, 2013 Construction in progress USD ($)	Dec. 31, 2014 Plant and building USD ($)	Dec. 31, 2013 Plant and building USD ($)	Dec. 31, 2014 Machinery and equipment USD ($)	Dec. 31, 2013 Machinery and equipment USD ($)	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2014 Office equipment and furniture USD ($)	Dec. 31, 2013 Office equipment and furniture USD ($)	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2014 Building Sinovac Beijing China Construction Bank China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2014 Building Sinovac Beijing China Construction Bank China Construction Bank Loan for Changping facility CNY	Dec. 31, 2014 Building Sinovac Beijing Bank Of Beijing Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2014 Building Sinovac Beijing Bank Of Beijing Bank of Beijing loan for Changping facility CNY	Dec. 31, 2014 Building Sinovac Dalian Bank Of China Bank of China Term loan USD ($)	Dec. 31, 2014 Building Sinovac Dalian Bank Of China Bank of China Term loan CNY
Property, Plant and Equipment
Cost	$ 102,818	$ 95,424											$ 8,206	$ 424	$ 34,419	$ 35,259	$ 42,517	$ 42,851	$ 1,832	$ 1,884	$ 2,612	$ 2,620	$ 13,232	$ 12,386
Less: Accumulated depreciation	34,401	27,461													7,908	6,455	18,891	15,658	1,643	1,653	1,765	1,546	4,194	2,149
Impairment of plant and building, and machinery and equipment												1,497
Property, plant and equipment net	68,417	67,963										4,420
Land use rights and building of subsidiary pledged as collateral				3,285	20,400					17,798,000	110,000														14,876	92,300	2,933	18,200	5,836	36,200
Depreciation expense	7,771	5,998	3,961
Loss on disposal of equipment	74	31	14
Impairment charge						57	300	656	4,100
Fair value of property, plant and equipment rights												$ 2,923